EMPLOYEE BENEFITS	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Postemployment Benefits [Abstract]
EMPLOYEE BENEFITS

9. EMPLOYEE BENEFITS

The benefit obligations associated with the Company’s defined benefit plans are measured as of December 31, 2025 and June 30, 2026:

	For the six months ended June 30,
	2025	2026
Change in benefit obligation	US$	US$
Benefit obligation at beginning of the period	-	71,090
Service cost and interest cost	-	11,575
Foreign exchange rate changes	-	(559)
Benefit obligation at end of the period	-	82,106

	As of
	December 31, 2025	June 30, 2026
Amounts recorded in the unaudited condensed consolidated balance sheet consist of:	US$	US$
Defined benefit plan obligations	71,090	82,106
Total recorded	71,090	82,106

	For the six months ended June 30,
	2025	2026
Amounts recorded in the unaudited condensed consolidated statements of loss consist of:	US$	US$
Service cost and interest cost	-	11,575
Total recorded	-	11,575

11.	EMPLOYEE BENEFITS

The benefit obligations associated with the Company’s defined benefit plans are measured as of December 31, 2024 and 2025:

	For the years ended December 31,
	2024	2025
Change in benefit obligation	US$	US$
Benefit obligation at beginning of the year	-	-
Acquired in business combinations (1)	-	61,044
Service cost and interest cost	-	9,960
Foreign exchange rate changes	-	86
Benefit obligation at end of the year	-	71,090

(1)	Represents the benefit obligation assumed in connection with the acquisitions of TEX and H2N. Refer to Note 3 - Acquisitions for further information about the Group’s acquisition related transactions.

	As of December 31,
	2024	2025
Amounts recorded in the consolidated balance sheet consist of:	US$	US$
Defined benefit plan obligations	-	71,090
Total recorded	-	71,090

	For the years ended December 31,
	2024	2025
Amounts recorded in the consolidated statements of loss consist of:	US$	US$
Service cost and interest cost	-	9,960
Total recorded	-	9,960

The weighted average duration of the defined benefit obligation is 30 years as of December 31, 2025. Actuarial assumptions (expressed as weighted averages) are as follows:

	For the years ended December 31,
	2024	2025
	US$	US$
Discount rate	N/A	3.2%
Future salary increases	N/A	3.5%
Expected investment return on offsetable MPF accrued benefits	N/A	4.7%